DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Derivative Financial Instruments

NOTE 9. DERIVATIVE FINANCIAL INSTRUMENTS

We use derivative instruments primarily to manage exposures arising in the normal course of business. Our principal exposures are commodity market risk and benchmark interest rate risk. We may also manage foreign exchange rate exposures using derivatives. Our use of derivatives for these risks is integrated into the economic management of our anticipated revenues, anticipated expenses, assets and liabilities. Derivatives may be effective in mitigating these risks (1) that could lead to declines in anticipated revenues or increases in anticipated expenses, or (2) that our asset values may fall or our liabilities increase. Accordingly, our derivative activity summarized below generally represents an impact that is intended to offset associated revenues, expenses, assets or liabilities that are not presented below.

We record all derivatives at fair value on the Consolidated Balance Sheets. We designate each derivative as (1) a cash flow hedge, (2) a fair value hedge, or (3) undesignated. Depending on the applicability of hedge accounting and, for the California Utilities and other operations subject to regulatory accounting, the requirement to pass impacts through to customers, the impact of derivative instruments may be offset in other comprehensive income (cash flow hedge), on the balance sheet (fair value hedges and regulatory offsets), or recognized in earnings. We classify cash flows from the settlements of derivative instruments as operating activities on the Consolidated Statements of Cash Flows.

In certain cases, we apply the normal purchase or sale exception to derivative accounting and have other commodity contracts that are not derivatives. These contracts are not recorded at fair value and are therefore excluded from the disclosures below.

HEDGE ACCOUNTING

We may designate a derivative as a cash flow hedging instrument if it effectively converts anticipated revenues or expenses to a fixed dollar amount. We may utilize cash flow hedge accounting for derivative commodity instruments, foreign currency instruments and interest rate instruments. Designating cash flow hedges is dependent on the business context in which the instrument is being used, the effectiveness of the instrument in offsetting the risk that a given future revenue or expense item may vary, and other criteria.

We may designate an interest rate derivative as a fair value hedging instrument if it effectively converts our own debt from a fixed interest rate to a variable rate. The combination of the derivative and debt instrument results in fixing that portion of the fair value of the debt that is related to benchmark interest rates. Designating fair value hedges is dependent on the instrument being used, the effectiveness of the instrument in offsetting changes in the fair value of our debt instruments, and other criteria.

ENERGY DERIVATIVES

Our market risk is primarily related to natural gas and electricity price volatility and the specific physical locations where we transact. We use energy derivatives to manage these risks. The use of energy derivatives in our various businesses depends on the particular energy market, and the operating and regulatory environments applicable to the business.

  The California Utilities use natural gas energy derivatives, for the benefit of customers, with the objective of managing price risk and basis risks, and lowering natural gas costs. These derivatives include fixed price natural gas positions, options, and basis risk instruments, which are either exchange-traded or over-the-counter financial instruments. This activity is governed by risk management and transacting activity plans that have been filed with and approved by the CPUC. Natural gas derivative activities are recorded as commodity costs that are offset by regulatory account balances and are recovered in rates. Net commodity cost impacts on the Consolidated Statements of Operations are reflected in Cost of Electric Fuel and Purchased Power or in Cost of Natural Gas.
  SDG&E is allocated and may purchase congestion revenue rights (CRRs), which serve to reduce the regional electricity price volatility risk that may result from local transmission capacity constraints. Unrealized gains and losses do not impact earnings, as they are offset by regulatory account balances. Realized gains and losses associated with CRRs are recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations.
  Sempra Mexico and Sempra Natural Gas may use natural gas and electricity derivatives, as appropriate, to optimize the earnings of their assets which support the following businesses: LNG, natural gas transportation, power generation, and Sempra Natural Gas’ storage. Gains and losses associated with undesignated derivatives are recognized in Energy-Related Businesses Revenues or in Cost of Natural Gas, Electric Fuel and Purchased Power on the Consolidated Statements of Operations. Certain of these derivatives may also be designated as cash flow hedges. Sempra Mexico also uses natural gas energy derivatives with the objective of managing price risk and lowering natural gas prices at its Mexican distribution operations. These derivatives, which are recorded as commodity costs that are offset by regulatory account balances and recovered in rates, are recognized in Cost of Natural Gas on the Consolidated Statements of Operations.
  From time to time, our various businesses, including the California Utilities, may use other energy derivatives to hedge exposures such as the price of vehicle fuel.

We summarize net energy derivative volumes at December 31, 2014 and 2013 as follows:

NET ENERGY DERIVATIVE VOLUMES

	December 31,
Segment and Commodity	2014	2013
California Utilities:
SDG&E:
Natural gas	55 million MMBtu	43 million MMBtu	(1)
Congestion revenue rights	27 million MWh	33 million MWh	(2)
SoCalGas - natural gas	1 million MMBtu	2 million MMBtu

Energy-Related Businesses:
Sempra Natural Gas:
Electric power	―	1 million MWh
Natural gas	29 million MMBtu	15 million MMBtu
(1)	Million British thermal units
(2)	Megawatt hours

In addition to the amounts noted above, we frequently use commodity derivatives to manage risks associated with the physical locations of our assets and other contractual obligations, such as natural gas purchases and sales.

INTEREST RATE DERIVATIVES

We are exposed to interest rates primarily as a result of our current and expected use of financing. We periodically enter into interest rate derivative agreements intended to moderate our exposure to interest rates and to lower our overall costs of borrowing. We utilize interest rate swaps typically designated as fair value hedges, as a means to achieve our targeted level of variable rate debt as a percent of total debt. In addition, we may utilize interest rate swaps, typically designated as cash flow hedges, to lock in interest rates on outstanding debt or in anticipation of future financings.

Interest rate derivatives are utilized by the California Utilities as well as by other Sempra Energy subsidiaries. Although the California Utilities generally recover borrowing costs in rates over time, the use of interest rate derivatives is subject to certain regulatory constraints, and the impact of interest rate derivatives may not be recovered from customers as timely as described above with regard to natural gas derivatives. Interest rate derivatives are generally accounted for as hedges at the California Utilities, as well as at the rest of Sempra Energy’s subsidiaries. Separately, Otay Mesa VIE has entered into interest rate swap agreements to moderate its exposure to interest rate changes. This activity was designated as a cash flow hedge as of April 1, 2011.

At December 31, 2014 and 2013, the net notional amounts of our interest rate derivatives, excluding the cross-currency swaps discussed below, were:

INTEREST RATE DERIVATIVES
(Dollars in millions)
	December 31, 2014		December 31, 2013
	Notional debt	Maturities	Notional debt	Maturities
Sempra Energy Consolidated
Cash flow hedges(1)	$399	2015-2028	$413	2014-2028
Fair value hedges	300	2016	300	2016
SDG&E
Cash flow hedge(1)	325	2019	335	2019
(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

FOREIGN CURRENCY DERIVATIVES

We are exposed to exchange rate movements at our Mexican subsidiaries, which have U.S. dollar denominated cash balances, receivables and payables (monetary assets and liabilities) that give rise to Mexican currency exchange rate movements for Mexican income tax purposes. These subsidiaries also have deferred income tax assets and liabilities that are denominated in the Mexican peso, which must be translated into U.S. dollars for financial reporting purposes. From time to time, we may utilize short-term foreign currency derivatives at our subsidiaries and at the consolidated level as a means to manage the risk of exposure to significant fluctuations in our income tax expense from these impacts. We may also utilize cross-currency swaps to hedge exposure related to Mexican peso-denominated debt at our Mexican subsidiaries and joint ventures. On February 14, 2013, Sempra Mexico entered into cross-currency swap agreements, which were designated as cash flow hedges.

In addition, Sempra South American Utilities may utilize foreign currency derivatives at its subsidiaries and joint ventures as a means to manage foreign currency rate risk. We discuss such swaps at Chilquinta Energía’s Eletrans joint venture investment in Note 4.

FINANCIAL STATEMENT PRESENTATION

Each Consolidated Balance Sheet reflects the offsetting of net derivative positions and cash collateral with the same counterparty when management believes a legal right of offset exists. The following tables provide the fair values of derivative instruments on the Consolidated Balance Sheets at December 31, 2014 and 2013, including the amount of cash collateral receivables that were not offset, as the cash collateral is in excess of liability positions

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2014
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)		$10		$3	$(17)		$(109)
Commodity contracts not subject to rate recovery		25		―	―		―
Derivatives not designated as hedging instruments:
Interest rate instruments		8		27	(7)		(22)
Commodity contracts not subject to rate recovery		143		32	(135)		(29)
Associated offsetting commodity contracts		(129)		(27)	129		27
Associated offsetting cash collateral		(11)		―	―		―
Commodity contracts subject to rate recovery		36		76	(36)		(20)
Associated offsetting commodity contracts		(3)		(1)	3		1
Associated offsetting cash collateral		―		―	23		13
Net amounts presented on the balance sheet		79		110	(40)		(139)
Additional cash collateral for commodity contracts
subject to rate recovery		14		―	―		―
Total(4)		$93		$110	$(40)		$(139)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(16)		$(31)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		32		76	(32)		(20)
Associated offsetting commodity contracts		―		(1)	―		1
Associated offsetting cash collateral		―		―	23		13
Net amounts presented on the balance sheet		32		75	(25)		(37)
Additional cash collateral for commodity contracts
subject to rate recovery		12		―	―		―
Total(4)		$44		$75	$(25)		$(37)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		$4	$	―	$(4)	$	―
Associated offsetting commodity contracts		(3)		―	3		―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
subject to rate recovery		2		―	―		―
Total		$3	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
(4)	Normal purchase contracts previously measured at fair value are excluded.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2013
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)		$14		$12	$(18)		$(75)
Derivatives not designated as hedging instruments:
Interest rate instruments		8		22	(7)		(17)
Commodity contracts not subject to rate recovery		47		7	(51)		(5)
Associated offsetting commodity contracts		(43)		(5)	43		5
Associated offsetting cash collateral		―		―	1		―
Commodity contracts subject to rate recovery		35		72	(10)		(8)
Associated offsetting commodity contracts		(3)		(2)	3		2
Net amounts presented on the balance sheet		58		106	(39)		(98)
Additional cash collateral for commodity contracts
not subject to rate recovery		17		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		31		―	―		―
Total(4)		$106		$106	$(39)		$(98)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(16)		$(39)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		34		72	(9)		(8)
Associated offsetting commodity contracts		(3)		(2)	3		2
Net amounts presented on the balance sheet		31		70	(22)		(45)
Additional cash collateral for commodity contracts
not subject to rate recovery		1		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		29		―	―		―
Total(4)		$61		$70	$(22)		$(45)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		$1	$	―	$(1)	$	―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
not subject to rate recovery		2		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		2		―	―		―
Total		$5	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
(4)	Normal purchase contracts previously measured at fair value are excluded.

The effects of derivative instruments designated as hedges on the Consolidated Statements of Operations and on Other Comprehensive Income (Loss) (OCI) and Accumulated Other Comprehensive Income (AOCI) for the years ended December 31 were:

FAIR VALUE HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
			Gain (loss) on derivatives recognized in earnings
			Years ended December 31,
		Location	2014	2013	2012
Sempra Energy Consolidated:
	Interest rate instruments	Interest Expense	$8	$8	$6
	Interest rate instruments	Other Income, Net	(3)	(7)	3
	Total(1)		$5	$1	$9
(1)	There were gains of $9 million from hedge ineffectiveness in 2014. All other changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt and recorded in Other Income, Net. There was no hedge ineffectiveness in 2013 and 2012.

CASH FLOW HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Pretax gain (loss)							Gain (loss) reclassified
		recognized in OCI							from AOCI into earnings
		(effective portion)							(effective portion)
		Years ended December 31,							Years ended December 31,
			2014		2013		2012	Location	2014	2013	2012
Sempra Energy Consolidated:
	Interest rate and foreign
	exchange instruments(1)		$(24)		$1		$(22)	Interest Expense	$(21)	$(11)	$(9)
								Gain on Sale of Equity
	Interest rate instruments		3		―		―	Interests and Assets	3	―	―
								Equity Earnings (Losses),
	Interest rate instruments		(127)		15		(10)	Before Income Tax	(10)	(10)	(6)
	Commodity contracts not							Revenues: Energy-Related
	subject to rate recovery		19		(4)		(1)	Businesses	8	1	―
	Total(2)		$(129)		$12		$(33)		$(20)	$(20)	$(15)
SDG&E:
	Interest rate instruments(1)(3)		$(9)		$8		$(16)	Interest Expense	$(11)	$(9)	$(5)
SoCalGas:
	Interest rate instrument(3)	$	―	$	―	$	―	Interest Expense	$(1)	$(1)	$(2)
(1)	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE.
(2)	There was $1 million, $1 million and $2 million of hedge ineffectiveness related to these cash flow hedges in 2014, 2013 and 2012, respectively.
(3)	There was negligible hedge ineffectiveness related to these cash flow hedges at SDG&E and SoCalGas in 2014, 2013 and 2012.

For Sempra Energy Consolidated we expect that losses of $19 million, which are net of income tax benefit, that are currently recorded in AOCI (including $13 million in noncontrolling interests, of which $12 million is related to Otay Mesa VIE at SDG&E) related to cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings. Actual amounts ultimately reclassified into earnings depend on the interest rates in effect when derivative contracts that are currently outstanding mature.

SoCalGas expects that negligible losses, which are net of income tax benefit, that are currently recorded in AOCI related to cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings.

For all forecasted transactions, the maximum term over which we are hedging exposure to the variability of cash flows at December 31, 2014 is approximately 14 years and 4 years for Sempra Energy Consolidated and SDG&E, respectively. The maximum term of hedged interest rate variability related to debt at equity method investees is 21 years.

The effects of derivative instruments not designated as hedging instruments on the Consolidated Statements of Operations for the years ended December 31 were:

UNDESIGNATED DERIVATIVE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2014	2013		2012
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments	Other Income, Net	$(24)		$17		$10
Foreign exchange instruments	Equity Earnings, Net of Income Tax	(5)		(4)		―
Commodity contracts not subject	Revenues: Energy-Related
to rate recovery	Businesses	17		(1)		7
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power	3		―		―
Commodity contracts not subject
to rate recovery	Operation and Maintenance	(4)		1		1
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(10)		53		69
Commodity contracts subject
to rate recovery	Cost of Natural Gas	―		―		(2)
Total		$(23)		$66		$85
SDG&E:
Commodity contracts not subject
to rate recovery	Operation and Maintenance	$(1)	$	―	$	―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(10)		53		69
Total		$(11)		$53		$69
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance	$(2)		$1		$1
Commodity contracts subject
to rate recovery	Cost of Natural Gas	―		―		(2)
Total		$(2)		$1		$(1)

CONTINGENT FEATURES

For Sempra Energy Consolidated and SDG&E, certain of our derivative instruments contain credit limits which vary depending upon our credit ratings. Generally, these provisions, if applicable, may reduce our credit limit if a specified credit rating agency reduces our ratings. In certain cases, if our credit ratings were to fall below investment grade, the counterparty to these derivative liability instruments could request immediate payment or demand immediate and ongoing full collateralization.

For Sempra Energy Consolidated, the total fair value of this group of derivative instruments in a net liability position at December 31, 2014 and 2013 is $9 million and $3 million, respectively. At December 31, 2014, if the credit ratings of Sempra Energy were reduced below investment grade, $9 million of additional assets could be required to be posted as collateral for these derivative contracts.

For SDG&E, the total fair value of this group of derivative instruments in a net liability position at December 31, 2014 and 2013 is $2 million and $3 million, respectively. At December 31, 2014, if the credit ratings of SDG&E were reduced below investment grade, $2 million of additional assets could be required to be posted as collateral for these derivative contracts.

For Sempra Energy, SDG&E and SoCalGas, some of our derivative contracts contain a provision that would permit the counterparty, in certain circumstances, to request adequate assurance of our performance under the contracts. Such additional assurance, if needed, is not material and is not included in the amounts above.